Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities, Noncurrent [Abstract]
Schedule of Other Non Current Liabilities
Other liabilities consisted of the following:

(in millions)	December 31, 2015	December 31, 2014
Retirement benefits	$11.2	$10.8
Unrecognized tax benefits	0.3	0.3
Other	16.3	11.0
Total other liabilities	$27.8	$22.1